Share-Based Compensation - Restricted Stock Awards (Details) - RSAs - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Sep. 30, 2025
Number of RSAs
Unvested beginning balance (in shares)	0	0	246,753
Granted (in shares)	296,104	296,104	20,164
Vested (in shares)		(49,351)	(24,781)
Forfeited (in shares)		0	(148,053)
Unvested ending balance (in shares)		246,753	94,083
Weighted Average Grant Date Fair Value
Unvested beginning balance (in dollars per share)	$ 0	$ 0	$ 1.38
Granted (in dollars per share)	$ 1.38	1.38	9.55
Vested (in dollars per share)		1.38	3.05
Forfeited (in dollars per share)		0	1.38
Unvested ending balance (in dollars per share)		$ 1.38	$ 2.70